Goodwill and intangible assets - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
VIU forecast period	5 years
German Consumer Finance portfolio | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	£ 32
Cash-generating units
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Cash-generating units | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	14.70%	14.10%
Cash-generating units | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate	17.20%	16.00%